Duff & Phelps Select MLP and Midstream Energy Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—25.5%
Gathering/Processing—18.6%
Antero Midstream Corp.	555,000	$2,420
Targa Resources Corp.	321,375	10,413
		12,833

Natural Gas Pipelines—6.9%
Williams Cos., Inc. (The)	250,617	4,774
Total Common Stocks (Identified Cost $22,998)		17,607

Master Limited Partnerships and Related Companies—143.7%
Diversified—54.6%
Energy Transfer LP	1,308,092	14,494
Enterprise Products Partners LP	443,000	10,339
MPLX LP	454,395	9,220
NGL Energy Partners LP	445,000	3,631
		37,684

Downstream/Other—18.4%
Cheniere Energy Partners LP	120,000	4,068
Sunoco LP	178,000	4,811
USA Compression Partners LP	280,000	3,831
		12,710

Gathering/Processing—25.1%
DCP Midstream LP	231,000	3,601
Enable Midstream Partners LP	540,000	3,348
EnLink Midstream LLC	318,245	1,212
Hess Midstream LP Class A	221,361	4,224
	Shares	Value

Gathering/Processing—continued
Rattler Midstream LP	100,000	$1,259
Western Midstream Partners LP	280,850	3,668
		17,312

Marine/Shipping—5.8%
GasLog Partners LP	208,572	791
Golar LNG Partners LP	215,000	914
KNOT Offshore Partners LP	141,000	2,305
		4,010

Petroleum Transportation & Storage—39.8%
Genesis Energy LP	375,000	3,724
Magellan Midstream Partners LP	67,000	3,655
NuStar Energy LP	265,000	6,015
PBF Logistics LP	75,000	1,423
Phillips 66 Partners LP	65,000	3,534
Plains All American Pipeline LP	545,000	7,450
Shell Midstream Partners LP	99,000	1,694
		27,495

Total Master Limited Partnerships and Related Companies (Identified Cost $144,902)		99,211

Total Long-Term Investments—169.2% (Identified Cost $167,900)		116,818

See Notes to Schedule of Investments

Duff & Phelps Select MLP and Midstream Energy Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.495%)(1)	1,069,391	$1,069
Total Short-Term Investment (Identified Cost $1,069)		1,069

TOTAL INVESTMENTS—170.7% (Identified Cost $168,969)		$117,887(2)
Other assets and liabilities, net—(70.7)%		(48,829)
NET ASSETS—100.0%		$69,058

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	All or a portion of the portfolio segregated as collateral for borrowings.
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments as of February 29, 2020.
Country Weightings
United States	97%
Marshall Islands	3
Total	100%

Sector Weightings
Traditional Midstream	85%
Downstream/Other	11
Marine/Shipping	3
Other (includes short-term investment)	1
Total	100%

The following table summarizes the market value of the Fund’s investments as of February 29, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$17,607	$17,607
Master Limited Partnerships and Related Companies	99,211	99,211
Money Market Mutual Fund	1,069	1,069
Total Investments	$117,887	$117,887
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at February 29, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•        Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•        Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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